STOCK OPTIONS AND AWARDS	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND AWARDS
Stock Options and Awards

First Financial follows the provisions of FASB ASC Topic 718, Compensation-Stock Compensation, which requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation expense over the service period for all awards expected to vest. Share-based compensation expense for stock options and restricted stock awards included in salaries and employee benefits expense for the years ended December 31, 2015 and December 31, 2014 was $4.0 million. Total unrecognized compensation cost related to non-vested share-based compensation was $6.7 million at December 31, 2015 and is expected to be recognized over a weighted average period of 2.0 years.

As of December 31, 2015, First Financial had five stock-based compensation plans. The 1999 Stock Incentive Plan for Officers and Employees and the 1999 Stock Option Plan for Non-Employee Directors (the 1999 Plans) provides incentive stock options, non-qualified stock options and stock awards to certain key employees and non-qualified stock options to non-employee directors of First Financial for up to 7,507,500 common shares. The options become exercisable at a rate of 25% per year on the anniversary date of the grant and remain outstanding for 10 years after the initial grant date with all options expiring at the end of the exercise period. No additional awards may be granted under the 1999 Plans.

On June 15, 2009, First Financial shareholders approved the 2009 Employee Stock Plan and the 2009 Non-Employee Director Plan providing for the issuance of 1,500,000 shares and 75,000 shares, respectively. The 2009 Employee Stock Plan expired on June 15, 2012, and thus, no new awards may be granted under this plan. On May 22, 2012, shareholders approved the First Financial Bancorp. 2012 Stock Plan and amendments to the 2009 Non-Employee Director Plan. At December 31, 2015, there were 882,560 shares available for issuance under the 2012 stock plan and no shares were available for issuance under the 2009 Non-Employee Director Plan.

First Financial utilizes the Black-Scholes valuation model to determine the fair value of its stock options. In addition to the stock option strike price, the Black-Scholes valuation model incorporates the following assumptions: the expected dividend yield based on historical dividend payouts; the expected stock price volatility based on the historical volatility of Company stock for a period approximating the expected life of the options; the risk-free rate based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected option life represented by the period of time the options are expected to be outstanding, and is based on historical trends. No options were granted in 2015, 2014 or 2013.

Stock option activity for the year ended December 31, 2015, is summarized as follows:

(Dollars in thousands, except per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	413,126	$14.32
Granted	0	0.00
Exercised	(93,712)	13.40
Forfeited or expired	(79,516)	17.57
Outstanding at end of year	239,898	$13.60	1.5 years	$1,072
Exercisable at end of year	239,898	$13.60	1.5 years	$1,072

The intrinsic value of stock options is defined as the difference between the current market value and the exercise price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2015	2014	2013
Total intrinsic value of options exercised	$492	$1,479	$3,247
Cash received from exercises	$744	$1,056	$73
Tax benefit from exercises	$1,488	$1,475	$1,422

Restricted stock awards have historically been recorded as deferred compensation, a component of shareholders' equity, at the fair value of these awards as of the grant date and amortized on a straight-line basis to salaries and benefits expense over the specified vesting periods, which is currently three years for employees and one year for non-employee directors. The vesting of these awards for employees and non-employee directors only require a service period to be met, however, beginning in 2013, additional awards were granted which also require certain performance measures to be met.

Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2015		2014		2013
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	494,452	$16.43	456,032	$16.00	518,756	$16.65
Granted	439,674	17.65	273,933	16.80	302,175	15.65
Vested	(227,905)	16.45	(215,796)	16.19	(263,302)	16.63
Forfeited	(62,580)	16.58	(19,717)	16.40	(101,597)	16.26
Nonvested at end of year	643,641	$17.21	494,452	$16.43	456,032	$16.00

The fair value of restricted stock is determined based on the number of shares granted and the quoted price of First Financial's common stock. The total fair value of restricted stock vested during 2015 was $3.8 million.